13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Atlantic Investment Company
Address:     3050 Peachtree Road, NW
             Suite 200
             Atlanta, GA  30305

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gaye Gwinn Sims
Title:         Chief Operating Officer
Phone:         404-523-6057


Gaye Gwinn Sims                  Atlanta, GA                    1/30/08
---------------------       -----------------------          ---------------
Signature                     City     State                      Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:      $ 64,131,000

List of Other Included Managers:  NONE


                                                           13F Holdings Report
                                                           As of Date: 12/31/07

                                                                            INVESTMENT
      ISSUER              TITLE OF      CUSIP          MKT       SHARES/    DISCRETION         OTHER      VOTING AUTHORITY
       NAME                CLASS        NUMBER         VAL       PRINC AMT   SOLE(A)  SHARED   MNGRS    SOLE     SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
***INTEROIL CORP           COM         460951106   $   760,770    39,500      39,500    -      N/A      39,500      --        --
Comcast Corp               Class A     20030n101   $ 1,186,900    65,000      65,000    -      N/A      65,000      --        --
Conns Inc                  COM         208242107   $ 1,026,600    60,000      60,000    -      N/A      60,000      --        --
Cousins Properties, Inc.   COM         222795106   $37,293,750 1,687,500   1,687,500    -      N/A   1,687,500      --        --
Crawford & Co. B           CL B        224633107   $   473,515   114,100     114,100    -      N/A     114,100      --        --
DRYSHIPS INC               SHS         y2109q101   $   735,300     9,500       9,500    -      N/A       9,500      --        --
Exxon Mobil                COM         30231g102   $ 3,279,150    35,000      35,000    -      N/A      35,000      --        --
Halliburton Co             COM         406216101   $ 1,895,500    50,000      50,000    -      N/A      50,000      --        --
Liberty Global Inc         Com Ser A   530555101   $ 2,568,669    65,544      65,544    -      N/A      65,544      --        --
Mcdermott Intl Inc         COM         580037109   $ 2,951,500    50,000      50,000    -      N/A      50,000      --        --
Morgan Stanley             Com New     617446448   $   807,272    15,200      15,200    -      N/A      15,200      --        --
NII Hldgs Inc              CL B NEW    62913f201   $ 2,681,760    55,500      55,500    -      N/A      55,500      --        --
PROSHARES TR               Ultra
                           Xin Ch25    74347r321   $ 2,953,860    42,000      42,000    -      N/A        --      42,000      --
Sanders Morris Harris      COM         80000q104   $ 2,306,250   225,000     225,000    -      N/A     225,000      --        --
StreetTrack Gold           GOLD SHS    863307104   $ 2,143,960    26,000      26,000    -      N/A        --        --      26,000
Textron Inc                COM         883203101   $ 1,065,935    14,950      14,950    -      N/A      14,950      --        --